MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Residential Mortgage Backed Securities [Member]
Mortgage Backed Securities [Line Items]
Schedule of RMBS portfolio	The following table presents the Company’s RMBS portfolio as of December 31, 2020 and December 31, 2019:
(in thousands)
	December 31, 2020	December 31, 2019
Pass-Through RMBS Certificates:
Adjustable-rate Mortgages	$-	$1,014
Fixed-rate Mortgages	3,560,746	3,206,013
Fixed-rate CMOs	137,453	299,205
Total Pass-Through Certificates	3,698,199	3,506,232
Structured RMBS Certificates:
Interest-Only Securities	28,696	60,986
Inverse Interest-Only Securities	-	23,703
Total Structured RMBS Certificates	28,696	84,689
Total	$3,726,895	$3,590,921